John Hancock Disciplined Value International Fund Expense Example - Class A C I R2 R4 R6 [Member] - John Hancock Disciplined Value International Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	1,772
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	1,972
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,048
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,510
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,330
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 929